NOTES PAYABLE (Details Textual) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Jul. 05, 2017 USD ($) shares	Sep. 30, 2018 USD ($) shares	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 CNY (¥) shares	Sep. 30, 2017 USD ($) shares	Sep. 30, 2016 CNY (¥)	Sep. 30, 2017 USD ($)	Jul. 05, 2017 CNY (¥)	Jul. 05, 2017 USD ($)
Debt Instrument, Face Amount					¥ 10,068			$ 1,517
Debt Instrument, Interest Rate, Stated Percentage			6.00%
Debt Conversion, Converted Instrument, Shares Issued					189,644	189,644
Proceeds from Convertible Debt			¥ 0	$ 0	¥ 8,628	$ 1,300	¥ 0
Convertible Debt, Current | ¥
Debt Conversion, Original Debt, Amount | $		$ 2,388
Convertible Debt [Member]
Debt Instrument, Face Amount									¥ 15,562	$ 2,345
Debt Instrument, Interest Rate, Stated Percentage									8.00%	8.00%
Debt Instrument, Original Issue Discount	13.00%
Debt Conversion, Converted Instrument, Shares Issued	293,087
Debt Instrument,Default Repayment Premium	40.00%
Repayments of Convertible Debt | $	$ 2,000
Convertible Debt, Current | ¥					¥ 8,335
Debt Instrument Convertible Trading Days	15 days
Convertible Debt [Member] | Minimum [Member]
Debt Instrument Premium	115.00%
Convertible Debt [Member] | Maximum [Member]
Debt Instrument Premium	130.00%
Convertible Notes Payable [Member]
Debt Conversion, Converted Instrument, Shares Issued		2,963,220
Debt Instrument, Convertible, Terms of Conversion Feature			The Loan Note is convertible to common stock at any time on or after an event of default as defined in the Loan Note agreement at a conversion price equaled to the lowest trading price of the common stock during the 15 trading days prior to the conversion. The holder’s conversion right commenced January 5, 2018, and continued until the Loan Note was paid in full.	The Loan Note is convertible to common stock at any time on or after an event of default as defined in the Loan Note agreement at a conversion price equaled to the lowest trading price of the common stock during the 15 trading days prior to the conversion. The holder’s conversion right commenced January 5, 2018, and continued until the Loan Note was paid in full.